CONDENSED STATEMENTS OF OPERATIONS - USD ($)		3 Months Ended		5 Months Ended	6 Months Ended
		Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2021	Jun. 30, 2022
CIK 0001846136 Riverview Acquisition Corp
Loss from Operation
Operating and formation costs		$ 1,051,247	$ (63)	$ 8,413	$ 1,984,187
Income (loss) from operations		(1,051,247)	63	(8,413)	(1,984,187)
Other income (expense):
Interest earned on marketable securities held in Trust Account		316,380	0	0	403,623
Unrealized loss on marketable securities held in Trust Account		(12,860)	0	0	0
Change in fair value of warrant liabilities		(9,776,426)	0	0	(8,771,164)
Total other loss		(9,472,906)	0	0	(8,367,541)
Income (Loss) from Continuing Operations before Income Taxes, Noncontrolling Interest		(10,524,153)	63	(8,413)	(10,351,728)
Provision for income taxes		(34,787)	0	0	(34,787)
Net loss attributable to shareholders		$ (10,558,940)	$ 63	$ (8,413)	$ (10,386,515)
Common Class A [Member] | CIK 0001846136 Riverview Acquisition Corp
Other income (expense):
Weighted-average common units outstanding - basic		25,000,000	0	0	25,000,000
Diluted (in units)		25,000,000	0	0	25,000,000
Earnings Per Share, Basic		$ (0.34)	$ 0	$ 0	$ (0.33)
Earnings Per Share, Diluted		$ (0.34)	$ 0.00	$ 0.00	$ (0.33)
Common Class B [Member] | CIK 0001846136 Riverview Acquisition Corp
Other income (expense):
Weighted-average common units outstanding - basic	[1]	6,250,000	6,250,000	6,250,000	6,250,000
Diluted (in units)		6,250,000	6,250,000	6,250,000	6,250,000
Earnings Per Share, Basic		$ (0.34)	$ 0	$ 0	$ (0.33)
Earnings Per Share, Diluted		$ (0.34)	$ 0.00	$ 0.00	$ (0.33)

[1]	Excluded an aggregate of 937,500 shares forfeited as of December 31, 2021 (see Note 5).